INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 13,984,092	¥ 14,177,495
Accumulated amortization	(10,315,903)	(8,570,394)
Net carrying amount	3,668,189	5,607,101	$ 575,619
Estimated amortization expense for the year ending 2021	1,872,148
Estimated amortization expense for the year ending 2022	530,024
Estimated amortization expense for the year ending 2023	261,599
Estimated amortization expense for the year ending 2024	261,599
Estimated amortization expense for the year ending 2025	247,421
Trademarks
INTANGIBLE ASSETS, NET
Gross carrying amount	8,248,272	8,434,457
Accumulated amortization	(6,165,790)	(4,644,020)
Net carrying amount	¥ 2,082,482	¥ 3,790,437
Trademarks | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Trademarks | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
Domain name
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 3,792,424	¥ 3,799,642
Accumulated amortization	(3,576,528)	(3,547,129)
Net carrying amount	¥ 215,896	¥ 252,513
Domain name | Maximum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Domain name | Minimum
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	5 years	5 years
License
INTANGIBLE ASSETS, NET
Intangible assets, amortization period	10 years	10 years
Gross carrying amount	¥ 1,943,396	¥ 1,943,396
Accumulated amortization	(573,585)	(379,245)
Net carrying amount	¥ 1,369,811	¥ 1,564,151